Employee Benefits - Summary of Actuarial Assumptions (Detail)	Mar. 31, 2024	Mar. 31, 2023
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate (per annum)	6.90%	7.00%
Future salary growth (per annum)	7.00%	5.00%
Withdrawal rate	5.00%	5.00%
Retirement age (years)	58 years	58 years
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate (per annum)	7.00%	7.20%
Future salary growth (per annum)	11.00%	11.00%
Withdrawal rate	25.00%	25.00%
Retirement age (years)	65 years	65 years